Organization	12 Months Ended
Dec. 31, 2021
Organization
Organization
Note 1. Organization
On September 29, 2021 (the “Closing” or the “Closing Date”), Galileo Acquisition Corp., a Cayman Islands exempted company (“Galileo” and after the Domestication (as defined below) “Shapeways”), a publicly-traded special purpose acquisition company, consummated the transactions described in the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) dated April 28, 2021, by and among Galileo Founders Holdings, L.P. (the “Sponsor”), Galileo Acquisition Corp., Galileo Acquisition Holdings, Inc., a Delaware corporation and wholly-owned subsidiary of Galileo (“Merger Sub”), and Shapeways, Inc., a Delaware corporation (“Legacy Shapeways”), whereby Merger Sub merged with and into Legacy Shapeways, the separate corporate existence of Merger Sub ceasing and Legacy Shapeways being the surviving corporation and a wholly owned subsidiary of Shapeways (the “Merger”).
Further, on the Closing Date, as contemplated by the Merger Agreement, Galileo filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Galileo was domesticated and continued as a Delaware corporation (the “Domestication” and, together with the Merger, the “Business Combination”), changing its name to “Shapeways Holdings, Inc.” (the “Company” and/or “Shapeways”).
Shapeways is a leader in the large and fast-growing digital manufacturing industry combining high quality, flexible on-demand
manufacturing powered by purpose-built proprietary software which enables customers to rapidly transform digital designs into physical products, globally. Shapeways makes industrial-grade additive manufacturing accessible by fully digitizing the end-to-end
manufacturing process, and by providing a broad range of solutions utilizing 11 additive manufacturing technologies and approximately 100 materials and finishes, with the ability to easily scale new innovation. Shapeways has delivered over 23 million parts to 1 million customers in over 175 countries.